LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS, NET
LONG-TERM INVESTMENTS, NET

12.  LONG-TERM INVESTMENTS, NET

The Company’s long-term investments consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Equity investments without readily determinable fair values	17,137	17,137	2,485
Equity method investments	79,506	223,457	32,398
Available-for-sale debt investments	1,600	1,600	232
	98,243	242,194	35,115

Equity investments without readily determinable fair values

The investment income comprised of dividend income of RMB607, RMB659 and RMB391 (US$57), and disposal gain of RMB257, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

The Company recorded an impairment loss of long-term investment amounting RMB13,030, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Equity method investments:

				Increase (decrease)
				during
				the year ended
	As of December 31, 2020			December 31, 2021			As of December 31, 2021
		Share	Investments		Share			Share	Impairment	Investments
	Cost of	equity	in equity	Cost of	equity gain	Impairment of	Cost of	equity gain	of	in equity
	investments	gain (loss)	investee	investments	(loss)	investment	investments	(loss)	investment	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	1,683	102,683	—	(33,968)	—	101,000	(32,285)	—	68,715
Jingliang Inter Cloud	6,000	(2,831)	3,169	—	(2,182)	—	6,000	(5,013)	—	987
Jingliang Century Cloud	4,000	—	4,000	—	—	—	4,000	—	—	4,000
ZJK Energy	5,907	(2,748)	3,159	—	(1,068)	—	5,907	(3,816)	—	2,091
WiFire Entities	20,000	(20,000)	—	—	—	—	20,000	(20,000)	—	—
Qidi Chengxin	3,930	(274)	3,656	—	57	—	3,930	(217)	—	3,713
BJ Chaohulian	—	—	—	5,000	(1,505)	(3,495)	5,000	(1,505)	(3,495)	—
	140,837	(24,170)	116,667	5,000	(38,666)	(3,495)	145,837	(62,836)	(3,495)	79,506

					Increase (decrease)
					during
					the year ended
	As of December 31, 2021				December 31, 2022			As of December 31, 2022
		Share	Impairment	Investments		Share	Distribution/derecognize		Share	Impairment	Investments	Investments
	Cost of	equity	of	in equity	Cost of	equity gain	of share equity	Cost of	equity	of	in equity	in equity
	investments	loss	investment	investee	investments	(loss)	(gain)loss	investments	gain (loss)	investment	investee	investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	(32,285)	—	68,715	—	3,159	(71,874)	—	—	—	—	—
Jingliang Inter Cloud	6,000	(5,013)	—	987	—	(4)	—	6,000	(5,017)	—	983	143
Jingliang Century Cloud	4,000	—	—	4,000	—	—	—	4,000	—	—	4,000	580
ZJK Energy	5,907	(3,816)	—	2,091	—	16	—	5,907	(3,800)	—	2,107	305
WiFire Entities	20,000	(20,000)	—	—	—	—	—	20,000	(20,000)	—	—	—
Qidi Chengxin	3,930	(217)	—	3,713	—	(116)	—	3,930	(333)	—	3,597	522
BJ Chaohulian	5,000	(1,505)	(3,495)	—	—	—	—	5,000	(1,505)	(3,495)	—	—
Dexin Tonglian	—	—	—	—	3,000	(333)	—	3,000	(333)	—	2,667	387
SH Edge Interchange*	—	—	—	—	900	(797)	—	900	(797)	—	103	15
Changzhou Gaoxin	—	—	—	—	210,000	—	—	210,000	—	—	210,000	30,446
	145,837	(62,836)	(3,495)	79,506	213,900	1,925	(71,874)	258,737	(31,785)	(3,495)	223,457	32,398

*“SH Edge Interchange” represents Shanghai Edge Cloud Interchange Technology Co., Ltd.

12.  LONG-TERM INVESTMENTS, NET (CONTINUED)

Equity method investments (continued):

The Company through its subsidiary, VNET Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner since April 2012 with capital injection of RMB101,000 and held 27.694% of the investee as of December 31, 2020, 2021. Given the Company holds more than three percent interest in the Yizhuang Fund as a limited partner, the investment is accounted for under the equity method as prescribed in ASC Subtopic 323-10, Investments – Equity Method (“ASC 323-10”). For the years ended December 31, 2021 and 2022, the Company received distribution from Yizhuang Fund as return on investments with an amount of nil and RMB15,232 (US$2,208), respectively. As of December 31, 2022, the operating period of Yizhuang Fund was expired and the liquidation work was initiated. The Company derecognized the investment and recognized the estimated recoverable amount of RMB56,642 (US$8,212) in prepaid expenses and other current assets.

In September 2017, after the disposal of 66.67% equity interest in the WiFire Entities, the Company held the remaining 33.33% equity interest in the WiFire Entities, which is accounted for equity method investment at fair value at the disposal date. As of December 31, 2022, the equity method investment balance is reduced to nil after the pickup of loss in the WiFire Entities.

In January 2018, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Beijing Jingliang Interconnected Cloud Technology Inc. (“Jingliang Inter Cloud”) and Jingliang Century Cloud Technology Inc. (“Jingliang Century Cloud”). The Company injected capital of RMB6,000 and RMB4,000 and the Company held 60% and 40% of equity interest in Jingliang Inter Cloud and Jingliang Century Cloud, respectively. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Jingliang Inter Cloud’s operation and financial decisions.

In December 2019, the Company through its subsidiary, VNET Beijing, and a third company jointly set up Chengdu Qidi Chengxin Education Limited (“Qidi Chengxin”). The Company injected capital of RMB3,930 and hold 59% of equity interest in Qidi Chengxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In January 2021, the Company through its subsidiary, VNET Beijing, and two third parties jointly set up Beijing Super Internet Technology Research Institute Co., Ltd. (“BJ Chaohulian”). The Company injected capital of RMB5,000 and hold 30% of equity interest in BJ Chaohulian. As of December 31, 2021, the equity method investment balance is reduced to nil after the Company pickup of loss amounting to RMB1,505 and recorded impairment of investment amounting to RMB3,495.

In September 2022, the Company through its subsidiary, Shanghai Cloud Network Co., Ltd., and five third parties jointly set up Dexin Tonglian (Beijing) Culture Technology Co., Ltd. (“Dexin Tonglian”). The Company injected capital of RMB3,000 and hold 30% of equity interest in Dexin Tonglian. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.

In November 2022, the Company through its subsidiary, VNET HK, and a third party jointly set up Changzhou Gaoxin Internet Co., Ltd. (“Changzhou Gaoxin”). The Company injected capital of RMB210,000 and hold 35% of equity interest in Changzhou Gaoxin. Based on the article of association, the Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over operation and financial decisions.